SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Accounting Policies [Abstract]
Cash	$ 526,625	$ 177,681
Cash equivalents	0	0
cash held in Trust Account	65,000,484	65,573,383
Franchise tax	124,434	150,000
Federal depository insurance coverage	$ 250,000	$ 250,000